Investments (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of Investments [Abstract]
Schedule of continuity of investments [Table Text Block]
Investments
Balance, March 31, 2022	$17,001
Unrealized loss on investments	(13,432)
Foreign exchange	(703)
Balance, March 31, 2023	$2,866
Additions	341
Unrealized gain on investments	3,743
Foreign exchange	24
Balance, March 31, 2024	$6,974